(logo)OPPENHEIMERFUNDS
Patricia C. Foster                           OppenheimerFunds, Inc.
Vice President                               Two World Trade Center, 34th Floor
and Assistant Counsel                        New York, NY 10048-0203
                                             212 323-2000  Fax 212 323-0558



                                January 28, 1997



Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

           RE:    Rochester Portfolio Series  ("Registrant")
                  Reg No. 33-41511
                  File No. 811-6332

To the Securities and Exchange Commission:

         An electronic filing is hereby made on behalf of the Registrant pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated January 28, 1997 to the Registrant's Prospectus dated March 11, 1996.

         If there are any questions, please contact the undersigned.

                                                    Sincerely,



                                                    /s/ Patricia C. Foster
                                                    ---------------------------
                                                    Patricia C. Foster
                                                    Vice President
                                                    and Assistant  Counsel
                                                    (800) 552-1149







cc:      Price Waterhouse LLP
         Kirkpatrick & Lockhart LLP
         Gloria LaFond
         Grace Loffredo

         ROCHESTER PORTFOLIO SERIES-LIMITED TERM NEW YORK MUNICIPAL
FUND
                    Supplement Dated January 28, 1997 to the
            Statement of Additional Information Dated March 11, 1996


The Statement of Additional Information is changed as follows:

1. The third sentence in the section captioned "When-Issued Securities" on page 6 is deleted and replaced with the following sentences:

Normally, the settlement date occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement extends two years or more beyond trade date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.








January 28, 1997                                                    PX0355.001